Balance Sheet Details - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Aug. 25, 2017	Aug. 26, 2016
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Unbilled service receivables		$ 4,280	$ 3,563
Prepayment for VAT and other transaction taxes		1,890	1,478
Prepaid income taxes		1,023	4,602
Revolver debt fees		970
Receivable from Purchasing Facility	[1]		1,429
Deferred tax assets			812
Other prepaid expenses and other current assets		5,952	4,638
Total prepaid expenses and other current assets		$ 14,115	$ 16,522

[1]	See Note 4.